Property and equipment	12 Months Ended
Jan. 31, 2025
Property, Plant and Equipment [Abstract]
Property and equipment

NOTE 5 – Property and equipment

The balances of our major classes of depreciable assets and useful lives are:

	January 31, 2025	January 31, 2024
Geology equipment (3 to 7 years)	$91,328	$91,328
Vehicles and transportation equipment (5 years)	37,592	37,592
Office furniture and equipment (3 to 7 years)	2,140	2,140
	131,060	131,060
Less: accumulated depreciation	(119,885)	(113,416)
	$11,175	$17,644

Depreciation expense was $6,469 and $6,152 for the years ended January 31, 2025 and 2024, respectively.